INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Taxes [Line Items]
Income tax expense	$ 25,460	$ 16,593		$ 59,861	$ 27,587
Income from continuing operations before income taxes and equity earnings	$ 76,101	$ 75,650		$ 180,987	$ 120,155
Irish statutory tax rate				12.50%
Foreign Tax Authority | Tax Year 2017
Income Taxes [Line Items]
Income tax assessment related to transfer pricing			$ 30,000